UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity®
New York Municipal Income
Fund

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Past 10 years
NY Municipal Income	4.94%	4.49%	5.14%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in New York Municipal Income, a class of the fund, on January 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund

Municipal bonds posted lackluster returns during the 12-month period ending January 31, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as muni funds that invest in them experienced outflows. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers from their guarantees of securities backed by such mortgages. Munis rallied strongly in the final weeks of the period, bolstered by falling interest rates and strong demand from value-seeking investors. During the 12-month period, the Lehman Brothers® Municipal Bond Index returned 4.93% and the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 8.81%.

During the past year, Fidelity New York Municipal Income gained 4.94% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 4.92%. The fund's relative performance was helped by its smaller-than-index stake in lower-quality investment-grade bonds, which lagged amid a growing aversion to riskier assets. Underweighting New York City bonds, which faltered in response to concerns about a potential slowdown in the city's economy - and unenhanced tobacco bonds - which suffered from an abundance of supply and diminished demand for riskier bonds - also helped. Advantageous yield-curve positioning, which refers to my decision to overweight intermediate-maturity bonds and underweight longer-term bonds relative to the index, was another factor aiding relative returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate moves on the fund's relative performance was neutralized. In contrast, my modest stake in insured Puerto Rico bonds - which are free from state and federal taxes - proved detrimental. They came under pressure due to worries about the U.S. territory's deteriorating credit and concerns about muni bonds insurers, some of which insure Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,036.80	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.58	$ 3.67
Class T
Actual	$ 1,000.00	$ 1,036.80	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.62
Class B
Actual	$ 1,000.00	$ 1,034.10	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class C
Actual	$ 1,000.00	$ 1,032.80	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
New York Municipal Income
Actual	$ 1,000.00	$ 1,038.90	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class
Actual	$ 1,000.00	$ 1,039.00	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.71%
Class B	1.40%
Class C	1.49%
New York Municipal Income	.46%
Institutional Class	.46%

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.4	39.8
Special Tax	21.9	20.9
Water & Sewer	13.0	13.6
Transportation	8.9	7.9
Education	6.3	5.2
Weighted Average Maturity as of January 31, 2008
		6 months ago
Years	6.9	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	7.4	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
AAA 59.2%	AAA 58.3%
AA,A 37.5%	AA,A 38.7%
BBB 1.6%	BBB 1.4%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,158
New York - 94.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,182
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,228
5.25% 11/1/17	1,400	1,554
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,331
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	539
Series A2, 5% 8/1/11	750	801
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,805
5% 9/1/16 (FGIC Insured)	1,680	1,788
5% 9/1/17 (FGIC Insured)	1,000	1,059
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,893
5.75% 5/1/19 (FSA Insured)	1,500	1,659
5.75% 5/1/20 (FSA Insured)	1,400	1,547
5.75% 5/1/21 (FSA Insured)	1,755	1,940
5.75% 5/1/22 (FSA Insured)	4,900	5,414
5.75% 5/1/23 (FSA Insured)	1,000	1,105
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,823
5.75% 5/1/19 (FSA Insured)	5,000	5,685
5.75% 5/1/23 (FSA Insured)	9,620	10,743
5.75% 5/1/25 (FSA Insured)	2,000	2,223
5.75% 5/1/26 (FSA Insured)	8,985	9,944
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,625
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,714
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,103
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5%, tender 6/1/10 (b)	7,000	7,038
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B, 5% 12/1/35	$ 3,000	$ 3,010
Series C, 5% 9/1/35	5,000	5,017
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,861
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	160	164
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,351
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,251
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,244
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,262
5.5% 7/1/23 (MBIA Insured)	5,000	5,375
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,082
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,563
5% 8/1/13	1,650	1,709
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,062
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	102
Series 2001 B, 5.875% 11/1/11	700	724
Series 2001 C, 5.625% 11/1/10	395	399
Series 2001 D, 5.625% 11/1/10	1,225	1,307
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,249
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,278
Series 2000 A, 6.5% 5/15/11	195	214
Series 2002 A, 5.75% 8/1/14	5,000	5,560
Series 2002 B, 5.75% 8/1/15	3,500	3,883
Series 2002 C, 5.5% 8/1/13	10,500	11,662
Series 2003 A:
5.5% 8/1/14	3,205	3,575
5.5% 8/1/20 (MBIA Insured)	7,000	7,664
Series 2003 E, 5.25% 8/1/14	3,390	3,730
Series 2004 B, 5.25% 8/1/15	9,855	10,951
Series 2005 F, 5.25% 8/1/12	2,000	2,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/15	$ 8,220	$ 9,077
5.25% 8/1/16	9,010	10,110
5.625% 8/1/13 (MBIA Insured)	3,000	3,334
Series A:
5% 8/1/19	3,000	3,204
5.25% 11/1/14 (MBIA Insured)	1,350	1,466
Series B:
5.75% 8/1/14	3,000	3,336
6.5% 8/15/11	1,000	1,126
Series C, 5% 1/1/15	7,000	7,688
Series D, 5.25% 8/1/13	135	137
Series D1, 5.125% 12/1/23	5,000	5,303
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,752
Series I-1, 5% 4/1/17	7,215	7,886
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,928
5.5% 6/1/19	2,395	2,643
Series O, 5% 6/1/22	5,000	5,227
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,351
5.5% 6/1/20 (AMBAC Insured)	6,000	6,553
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,843
5.5% 2/15/17 (FSA Insured)	3,000	3,260
5.5% 2/15/18 (FSA Insured)	2,500	2,714
5.5% 2/15/19 (FSA Insured)	1,250	1,350
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	537
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,361
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,082
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,095
Series 2003 E, 5% 6/15/34	2,000	2,048
Series 2005 D:
5% 6/15/37	16,090	16,578
5% 6/15/38	20,050	20,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/39	$ 2,800	$ 2,883
Series A:
5% 6/15/32	5,000	5,104
5.125% 6/15/34 (MBIA Insured)	4,200	4,335
5.375% 6/15/15 (FGIC Insured)	7,000	7,642
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,862
Series E, 5% 6/15/38	2,975	3,044
Series G:
5.125% 6/15/32	3,000	3,074
5.125% 6/15/32 (FGIC Insured)	4,750	4,865
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,080
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,187
Series 2003 D:
5% 2/1/31	20,025	20,612
5.25% 2/1/17 (MBIA Insured)	9,385	10,247
5.25% 2/1/19 (MBIA Insured)	8,075	8,717
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,944
5.25% 2/1/17 (FGIC Insured)	5,975	6,495
Series 2004 C:
5% 2/1/28	15,000	15,549
5% 2/1/33 (FGIC Insured)	7,350	7,553
5.25% 2/1/14	6,000	6,756
Series 2007 B, 5% 11/1/15	3,000	3,389
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,361
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,157
5.25% 8/1/19	3,000	3,266
5.375% 2/1/15	3,000	3,300
Series C, 5.375% 2/1/17	1,000	1,071
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,386
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	$ 48,000	$ 48,645
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,079
Series C, 5% 12/15/19	6,500	7,180
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	100
6% 7/1/10 (Escrowed to Maturity) (d)	250	272
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,592
5.75% 7/1/13 (AMBAC Insured)	3,000	3,296
Series C, 7.5% 7/1/10	3,880	4,149
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,210
6% 7/1/21 (MBIA Insured)	2,500	3,032
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,544
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	25
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,715	2,820
5.85% 8/1/40	9,500	9,872
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	55	55
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,053
Series B, 6% 7/1/14	2,635	2,898
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,930	2,022
5% 7/1/14	2,510	2,627
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,346
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	816
5.5% 7/1/19 (AMBAC Insured)	1,705	1,844
5.5% 7/1/20 (AMBAC Insured)	860	930
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,680
5.75% 7/1/27 (MBIA Insured)	11,000	12,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	$ 2,000	$ 2,120
5% 5/1/21	1,315	1,371
5.5% 11/1/14 (MBIA Insured)	1,500	1,710
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,849
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,646
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,852
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	552
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	20,022
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,954
Series B, 7.5% 5/15/11	1,360	1,512
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,627
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,180
6% 7/1/15	1,160	1,245
6% 7/1/16	1,230	1,315
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	538
5.375% 7/1/16 (AMBAC Insured)	670	717
5.375% 7/1/17 (AMBAC Insured)	370	395
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,239
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,583
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,613
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,108
6% 10/1/29 (MBIA Insured)	5,600	6,255
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,689
5.25% 7/1/21 (MBIA Insured)	1,745	1,912
5.25% 7/1/22 (MBIA Insured)	1,835	1,998
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,172
Series A:
5% 7/1/08	1,000	1,011
5% 7/1/10	1,000	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/11	$ 1,365	$ 1,425
5% 7/1/12	1,530	1,603
5% 7/1/18	3,000	3,298
5% 7/1/39	16,505	17,019
5.5% 5/15/20 (AMBAC Insured)	13,000	15,041
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,394
6%, tender 5/15/12 (b)	11,000	12,357
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	546
Series C:
5.25% 7/15/16	2,340	2,561
5.25% 7/15/17	2,410	2,630
Series D:
5% 6/15/20	20,150	21,387
5.125% 6/15/31	6,900	7,152
5.375% 6/15/19	5,250	5,700
Series G, 5.25% 10/15/20	1,255	1,327
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,003
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,874
5.25% 11/15/16	3,770	4,150
Series I:
5.25% 9/15/15	2,085	2,302
5.25% 9/15/17	2,395	2,621
Series 2004 D, 5% 2/15/34	12,150	12,608
Series B:
5.5% 10/15/20	3,805	4,519
5.5% 10/15/21	3,985	4,712
Series C:
5% 6/15/19	815	827
5.25% 6/15/16	3,500	3,753
Series F:
4.875% 6/15/18	1,735	1,762
4.875% 6/15/20	2,175	2,207
5% 6/15/15	1,295	1,317
5.25% 6/15/13	1,575	1,605
Series I, 5% 6/15/24	2,000	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,223
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,204
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,979
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,605
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,483
5.5% 11/15/16 (AMBAC Insured)	1,000	1,100
5.5% 11/15/17 (AMBAC Insured)	1,000	1,095
5.5% 11/15/18 (AMBAC Insured)	1,700	1,851
5.5% 11/15/18 (AMBAC Insured)	2,000	2,339
5.5% 11/15/19 (FGIC Insured)	5,000	5,816
5.5% 11/15/20 (FSA Insured)	8,635	10,215
5.75% 11/15/32	10,000	10,655
Series B:
5% 11/15/26	8,185	8,492
5% 11/15/28	6,475	6,666
5% 11/15/35 (MBIA Insured)	3,300	3,400
5.25% 11/15/18 (FGIC Insured)	4,000	4,359
5.25% 11/15/18 (MBIA Insured)	7,000	8,064
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,389
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,680
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,323
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,057
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,912
5.25% 1/1/27 (FSA Insured)	4,370	4,685
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	11,006
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	60,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series A, 5.25% 3/15/24	$ 4,180	$ 4,579
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,737
5.5% 4/1/15	6,200	6,788
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	110	119
5.5%, tender 1/1/11 (b)	1,880	2,020
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,430
5.5% 3/15/22 (MBIA Insured)	5,000	5,779
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,671
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,670
5% 1/1/24 (FSA Insured)	5,975	6,429
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	121
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	118
7.5% 3/1/16 (MBIA Insured)	970	1,244
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	134
7.5% 3/1/17 (MBIA Insured)	1,100	1,436
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,082
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,129
Series B, 5.25% 12/1/32	680	664
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,115
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,462
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,205
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,471
5.25% 6/1/22 (AMBAC Insured)	5,300	5,627
5.5% 6/1/14	13,125	13,531
5.5% 6/1/15	6,700	7,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16	$ 17,500	$ 18,357
5.5% 6/1/17	7,000	7,455
5.5% 6/1/18 (MBIA Insured)	3,000	3,255
5.5% 6/1/19	4,600	5,003
Series C1:
5% 6/1/11	3,280	3,286
5.5% 6/1/14	3,000	3,093
5.5% 6/1/15	11,800	12,405
5.5% 6/1/16	10,000	10,673
5.5% 6/1/17	5,700	6,071
5.5% 6/1/18	3,800	4,094
5.5% 6/1/19	13,700	14,901
5.5% 6/1/20	16,000	17,347
5.5% 6/1/21	12,070	13,050
5.5% 6/1/22	9,700	10,458
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,542
Series 2002 A, 5.25% 1/1/19	1,100	1,171
Series 2005 A, 5.125% 1/1/22	5,290	5,542
Series A:
5% 1/1/32	3,010	3,078
5% 1/1/32 (MBIA Insured)	1,455	1,488
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,284
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,284
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,876
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	325	339
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,146
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,205	3,975
5.5% 11/15/19 (MBIA Insured)	1,000	1,168
		1,441,477
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,057
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	4,175	4,266
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,761
134th Series, 5% 1/15/39	10,000	10,257
138th Series, 5% 12/1/13 (FGIC Insured) (c)	4,500	4,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
85th Series, 5.375% 3/1/28	$ 6,205	$ 7,008
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,877
		43,145
Puerto Rico - 1.5%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.):
Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,587
Series A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,551
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,270
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,535	2,583
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,068
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,627
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,113
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,112
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,463
		22,374
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,477,032)	1,508,154
NET OTHER ASSETS - 1.0%	14,875
NET ASSETS - 100%	$ 1,523,029
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.847% with Citibank	Dec. 2018	$ 15,000	$ 525
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.4%
Special Tax	21.9%
Water & Sewer	13.0%
Transportation	8.9%
Education	6.3%
Others* (individually less than 5%)	11.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,477,032)		$ 1,508,154
Cash		1,292
Receivable for swap agreements		165
Receivable for fund shares sold		1,920
Interest receivable		18,052
Swap agreements, at value		525
Prepaid expenses		4
Other receivables		86
Total assets		1,530,198

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,161
Payable for fund shares redeemed	1,798
Distributions payable	1,347
Accrued management fee	459
Distribution fees payable	22
Other affiliated payables	333
Other payables and accrued expenses	49
Total liabilities		7,169

Net Assets		$ 1,523,029
Net Assets consist of:
Paid in capital		$ 1,490,136
Undistributed net investment income		162
Accumulated undistributed net realized gain (loss) on investments		1,084
Net unrealized appreciation (depreciation) on investments		31,647
Net Assets		$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,005 ÷ 1,015.7 shares)	$ 12.80

Maximum offering price per share (100/96.00 of $12.80)	$ 13.33
Class T: Net Asset Value and redemption price per share ($4,518 ÷ 352.6 shares)	$ 12.81

Maximum offering price per share (100/96.00 of $12.81)	$ 13.34
Class B: Net Asset Value and offering price per share ($8,037 ÷ 627.8 shares)A	$ 12.80

Class C: Net Asset Value and offering price per share ($15,538 ÷ 1,213.5 shares)A	$ 12.80

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,479,936 ÷ 115,551.5 shares)	$ 12.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,995 ÷ 155.9 shares)	$ 12.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2008

Investment Income
Interest		$ 62,010

Expenses
Management fee	$ 5,371
Transfer agent fees	1,032
Distribution fees	268
Accounting fees and expenses	281
Custodian fees and expenses	21
Independent trustees' compensation	5
Registration fees	78
Audit	59
Legal	16
Miscellaneous	12
Total expenses before reductions	7,143
Expense reductions	(355)	6,788
Net investment income		55,222
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,932
Futures contracts	2
Swap agreements	189
Total net realized gain (loss)		4,123
Change in net unrealized appreciation (depreciation) on: Investment securities	10,359
Swap agreements	471
Total change in net unrealized appreciation (depreciation)		10,830
Net gain (loss)		14,953
Net increase (decrease) in net assets resulting from operations		$ 70,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,222	$ 54,298
Net realized gain (loss)	4,123	7,178
Change in net unrealized appreciation (depreciation)	10,830	(7,995)
Net increase (decrease) in net assets resulting from operations	70,175	53,481
Distributions to shareholders from net investment income	(55,204)	(54,261)
Distributions to shareholders from net realized gain	(3,939)	(12,674)
Total distributions	(59,143)	(66,935)
Share transactions - net increase (decrease)	63,058	11,788
Redemption fees	18	5
Total increase (decrease) in net assets	74,108	(1,661)

Net Assets
Beginning of period	1,448,921	1,450,582
End of period (including undistributed net investment income of $162 and undistributed net investment income of $167, respectively)	$ 1,523,029	$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment income C	.446	.464	.483	.504	.524
Net realized and unrealized gain (loss)	.134	.002 D	(.227)	.101	.285
Total from investment operations	.580	.466	.256	.605	.809
Distributions from net investment income	(.446)	(.464)	(.481)	(.507)	(.523)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.480)	(.576)	(.606)	(.685)	(.809)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total Return A, B	4.67%	3.72%	2.00%	4.72%	6.25%
Ratios to Average Net Assets E
Expenses before reductions	.73%	.66%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.73%	.66%	.67%	.68%	.67%
Expenses net of all reductions	.70%	.63%	.64%	.67%	.66%
Net investment income	3.52%	3.65%	3.73%	3.85%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 11	$ 6	$ 6	$ 5
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment income C	.446	.455	.472	.494	.509
Net realized and unrealized gain (loss)	.134	.001 D	(.217)	.090	.296
Total from investment operations	.580	.456	.255	.584	.805
Distributions from net investment income	(.446)	(.454)	(.470)	(.496)	(.509)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.480)	(.566)	(.595)	(.674)	(.795)
Redemption fees added to paid in captialC, F	-	-	-	-	-
Net asset value, end of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total Return A, B	4.67%	3.64%	1.99%	4.55%	6.21%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.74%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.74%	.75%	.76%	.78%
Expenses net of all reductions	.70%	.71%	.72%	.75%	.77%
Net investment income	3.53%	3.57%	3.65%	3.77%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 2	$ 2
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment income C	.358	.366	.384	.405	.423
Net realized and unrealized gain (loss)	.134	.002 D	(.227)	.100	.286
Total from investment operations	.492	.368	.157	.505	.709
Distributions from net investment income	(.358)	(.366)	(.382)	(.407)	(.423)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.392)	(.478)	(.507)	(.585)	(.709)
Redemption fees added to paid in captialC, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total Return A, B	3.95%	2.93%	1.22%	3.93%	5.45%
Ratios to Average Net Assets E
Expenses before reductions	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of fee waivers, if any	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of all reductions	1.40%	1.40%	1.41%	1.43%	1.41%
Net investment income	2.83%	2.88%	2.96%	3.09%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 10	$ 10	$ 10
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeC	.347	.355	.373	.394	.410
Net realized and unrealized gain (loss)	.134	.002D	(.228)	.100	.286
Total from investment operations	.481	.357	.145	.494	.696
Distributions from net investment income	(.347)	(.355)	(.370)	(.396)	(.410)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.381)	(.467)	(.495)	(.574)	(.696)
Redemption fees added to paid in capitalC, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnA, B	3.86%	2.84%	1.14%	3.84%	5.35%
Ratios to Average Net AssetsE
Expenses before reductions	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of all reductions	1.48%	1.49%	1.49%	1.51%	1.51%
Net investment income	2.74%	2.79%	2.88%	3.01%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 20	$ 16	$ 13
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeB	.479	.488	.508	.530	.549
Net realized and unrealized gain (loss)	.134	.001C	(.217)	.091	.295
Total from investment operations	.613	.489	.291	.621	.844
Distributions from net investment income	(.479)	(.487)	(.506)	(.533)	(.548)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.513)	(.599)	(.631)	(.711)	(.834)
Redemption fees added to paid in captialB, E	-	-	-	-	-
Net asset value, end of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnA	4.94%	3.91%	2.27%	4.84%	6.52%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44%	.45%	.45%	.47%	.48%
Net investment income	3.78%	3.83%	3.92%	4.05%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 1,407	$ 1,411	$ 1,406	$ 1,428
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeB	.479	.487	.506	.523	.550
Net realized and unrealized gain (loss)	.133	.002C	(.227)	.092	.296
Total from investment operations	.612	.489	.279	.615	.846
Distributions from net investment income	(.478)	(.487)	(.504)	(.527)	(.550)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.512)	(.599)	(.629)	(.705)	(.836)
Redemption fees added to paid in captialB, E	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Total ReturnA	4.94%	3.91%	2.18%	4.80%	6.53%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.49%	.53%	.47%
Expenses net of fee waivers, if any	.47%	.48%	.49%	.53%	.47%
Expenses net of all reductions	.44%	.45%	.46%	.52%	.47%
Net investment income	3.78%	3.83%	3.91%	4.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,995	$ 1,195	$ 898	$ 284	$ 161
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, market discount and deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 36,407
Unrealized depreciation	(4,595)
Net unrealized appreciation (depreciation)	$ 31,812
Undistributed long-term capital gain	737

Cost for federal income tax purposes	$ 1,476,342

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	$ 55,204	$ 54,261
Ordinary Income	-	228
Long-term Capital Gains	3,939	12,446
Total	$ 59,143	$ 66,935

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,452 and $186,912, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27	$ 1
Class T	0%	.25%	12	-
Class B	.65%	.25%	77	56
Class C	.75%	.25%	152	21
			$ 268	$ 78

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares(4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	16
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for New York Municipal Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.10
Class T	4.07
Class B	10.12
Class C	17.11
New York Municipal Income	989.07
Institutional Class	1.07
	$ 1,032

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $21 and $239, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
New York Municipal Income	88
$ 90

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008	2007
From net investment income
Class A	$ 404	$ 289
Class T	169	111
Class B	241	271
Class C	418	518
New York Municipal Income	53,927	53,028
Institutional Class	45	44
Total	$ 55,204	$ 54,261

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Years ended January 31,	2008	2007
From net realized gain
Class A	$ 31	$ 71
Class T	13	28
Class B	23	83
Class C	42	166
New York Municipal Income	3,827	12,317
Institutional Class	3	9
Total	$ 3,939	$ 12,674

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2008	2007	2008	2007
Class A
Shares sold	279	459	$ 3,563	$ 5,851
Reinvestment of distributions	24	24	303	304
Shares redeemed	(180)	(65)	(2,273)	(826)
Net increase (decrease)	123	418	$ 1,593	$ 5,329
Class T
Shares sold	164	84	$ 2,098	$ 1,063
Reinvestment of distributions	11	9	134	116
Shares redeemed	(112)	(39)	(1,425)	(500)
Net increase (decrease)	63	54	$ 807	$ 679
Class B
Shares sold	48	59	$ 605	$ 765
Reinvestment of distributions	15	20	193	250
Shares redeemed	(148)	(119)	(1,883)	(1,517)
Net increase (decrease)	(85)	(40)	$ (1,085)	$ (502)
Class C
Shares sold	323	197	$ 4,095	$ 2,511
Reinvestment of distributions	19	29	240	363
Shares redeemed	(407)	(527)	(5,157)	(6,693)
Net increase (decrease)	(65)	(301)	$ (822)	$ (3,819)
New York Municipal Income
Shares sold	24,396	20,460	$ 309,298	$ 260,329
Reinvestment of distributions	3,308	3,821	41,932	48,699
Shares redeemed	(22,904)	(23,584)	(289,467)	(299,228)
Net increase (decrease)	4,800	697	$ 61,763	$ 9,800
Institutional Class
Shares sold	130	50	$ 1,658	$ 634
Reinvestment of distributions	3	3	36	42
Shares redeemed	(71)	(29)	(892)	(375)
Net increase (decrease)	62	24	$ 802	$ 301

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of New York Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of New York Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of New York Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of New York Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributor Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of New York Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of New York Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of New York Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of New York Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of New York Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of New York Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of New York Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of New York Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity New York Municipal Income	3/10/08	03/07/08	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008 $3,812,230, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 1.39% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFY-UANN-0308
1.789711.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2008

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A(dagger)	0.48%	3.41%	4.58%
Class T (incl. 4.00% sales charge) B(dagger)	0.49%	3.36%	4.55%
Class B (incl. contingent deferred sales charge) C	-1.05%	3.15%	4.58%
Class C (incl. contingent deferred sales charge) D	2.86%	3.40%	4.53%

A Effective April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

B Effective August 1, 2002, Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C Effective August 1, 2002, Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Effective August 1, 2002, Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class A on January 31, 1998, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

In prior years, performance from year to year was represented by the performance of Class T. Going forward, the fund's performance will be represented by Class A for consistency with other fund materials.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Municipal bonds posted lackluster returns during the 12-month period ending January 31, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as muni funds that invest in them experienced outflows. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers from their guarantees of securities backed by such mortgages. Munis rallied strongly in the final weeks of the period, bolstered by falling interest rates and strong demand from value-seeking investors. During the 12-month period, the Lehman Brothers® Municipal Bond Index returned 4.93% and the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 8.81%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 4.67%, 4.67%, 3.95% and 3.86%, respectively (excluding sales charges), and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 4.92%. The fund's relative performance was helped by its smaller-than-index stake in lower-quality investment-grade bonds, which lagged amid a growing aversion to riskier assets. Underweighting New York City bonds, which faltered in response to concerns about a potential slowdown in the city's economy - and unenhanced tobacco bonds - which suffered from an abundance of supply and diminished demand for riskier bonds - also helped. Advantageous yield-curve positioning, which refers to my decision to overweight intermediate-maturity bonds and underweight longer-term bonds relative to the index, was another factor aiding relative returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate moves on the fund's relative performance was neutralized. In contrast, my modest stake in insured Puerto Rico bonds - which are free from state and federal taxes - proved detrimental. They came under pressure due to worries about the U.S. territory's deteriorating credit and concerns about muni bonds insurers, some of which insure Puerto Rico bonds.

During the past year, the fund's Institutional Class shares gained 4.94% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 4.92%. The fund's relative performance was helped by its smaller-than-index stake in lower-quality investment-grade bonds, which lagged amid a growing aversion to riskier assets. Underweighting New York City bonds, which faltered in response to concerns about a potential slowdown in the city's economy - and unenhanced tobacco bonds - which suffered from an abundance of supply and diminished demand for riskier bonds - also helped. Advantageous yield-curve positioning, which refers to my decision to overweight intermediate-maturity bonds and underweight longer-term bonds relative to the index, was another factor aiding relative returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate moves on the fund's relative performance was neutralized. In contrast, my modest stake in insured Puerto Rico bonds - which are free from state and federal taxes - proved detrimental. They came under pressure due to worries about the U.S. territory's deteriorating credit and concerns about muni bonds insurers, some of which insure Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,036.80	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.58	$ 3.67
Class T
Actual	$ 1,000.00	$ 1,036.80	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.62
Class B
Actual	$ 1,000.00	$ 1,034.10	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class C
Actual	$ 1,000.00	$ 1,032.80	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
New York Municipal Income
Actual	$ 1,000.00	$ 1,038.90	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class
Actual	$ 1,000.00	$ 1,039.00	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.71%
Class B	1.40%
Class C	1.49%
New York Municipal Income	.46%
Institutional Class	.46%

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.4	39.8
Special Tax	21.9	20.9
Water & Sewer	13.0	13.6
Transportation	8.9	7.9
Education	6.3	5.2
Weighted Average Maturity as of January 31, 2008
		6 months ago
Years	6.9	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	7.4	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
AAA 59.2%	AAA 58.3%
AA,A 37.5%	AA,A 38.7%
BBB 1.6%	BBB 1.4%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,158
New York - 94.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,182
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,228
5.25% 11/1/17	1,400	1,554
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,331
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	539
Series A2, 5% 8/1/11	750	801
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,805
5% 9/1/16 (FGIC Insured)	1,680	1,788
5% 9/1/17 (FGIC Insured)	1,000	1,059
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,893
5.75% 5/1/19 (FSA Insured)	1,500	1,659
5.75% 5/1/20 (FSA Insured)	1,400	1,547
5.75% 5/1/21 (FSA Insured)	1,755	1,940
5.75% 5/1/22 (FSA Insured)	4,900	5,414
5.75% 5/1/23 (FSA Insured)	1,000	1,105
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,823
5.75% 5/1/19 (FSA Insured)	5,000	5,685
5.75% 5/1/23 (FSA Insured)	9,620	10,743
5.75% 5/1/25 (FSA Insured)	2,000	2,223
5.75% 5/1/26 (FSA Insured)	8,985	9,944
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,625
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,714
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,103
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5%, tender 6/1/10 (b)	7,000	7,038
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B, 5% 12/1/35	$ 3,000	$ 3,010
Series C, 5% 9/1/35	5,000	5,017
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,861
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	160	164
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,351
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,251
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,244
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,262
5.5% 7/1/23 (MBIA Insured)	5,000	5,375
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,082
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,563
5% 8/1/13	1,650	1,709
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,062
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	102
Series 2001 B, 5.875% 11/1/11	700	724
Series 2001 C, 5.625% 11/1/10	395	399
Series 2001 D, 5.625% 11/1/10	1,225	1,307
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,249
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,278
Series 2000 A, 6.5% 5/15/11	195	214
Series 2002 A, 5.75% 8/1/14	5,000	5,560
Series 2002 B, 5.75% 8/1/15	3,500	3,883
Series 2002 C, 5.5% 8/1/13	10,500	11,662
Series 2003 A:
5.5% 8/1/14	3,205	3,575
5.5% 8/1/20 (MBIA Insured)	7,000	7,664
Series 2003 E, 5.25% 8/1/14	3,390	3,730
Series 2004 B, 5.25% 8/1/15	9,855	10,951
Series 2005 F, 5.25% 8/1/12	2,000	2,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/15	$ 8,220	$ 9,077
5.25% 8/1/16	9,010	10,110
5.625% 8/1/13 (MBIA Insured)	3,000	3,334
Series A:
5% 8/1/19	3,000	3,204
5.25% 11/1/14 (MBIA Insured)	1,350	1,466
Series B:
5.75% 8/1/14	3,000	3,336
6.5% 8/15/11	1,000	1,126
Series C, 5% 1/1/15	7,000	7,688
Series D, 5.25% 8/1/13	135	137
Series D1, 5.125% 12/1/23	5,000	5,303
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,752
Series I-1, 5% 4/1/17	7,215	7,886
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,928
5.5% 6/1/19	2,395	2,643
Series O, 5% 6/1/22	5,000	5,227
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,351
5.5% 6/1/20 (AMBAC Insured)	6,000	6,553
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,843
5.5% 2/15/17 (FSA Insured)	3,000	3,260
5.5% 2/15/18 (FSA Insured)	2,500	2,714
5.5% 2/15/19 (FSA Insured)	1,250	1,350
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	537
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,361
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,082
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,095
Series 2003 E, 5% 6/15/34	2,000	2,048
Series 2005 D:
5% 6/15/37	16,090	16,578
5% 6/15/38	20,050	20,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/39	$ 2,800	$ 2,883
Series A:
5% 6/15/32	5,000	5,104
5.125% 6/15/34 (MBIA Insured)	4,200	4,335
5.375% 6/15/15 (FGIC Insured)	7,000	7,642
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,862
Series E, 5% 6/15/38	2,975	3,044
Series G:
5.125% 6/15/32	3,000	3,074
5.125% 6/15/32 (FGIC Insured)	4,750	4,865
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,080
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,187
Series 2003 D:
5% 2/1/31	20,025	20,612
5.25% 2/1/17 (MBIA Insured)	9,385	10,247
5.25% 2/1/19 (MBIA Insured)	8,075	8,717
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,944
5.25% 2/1/17 (FGIC Insured)	5,975	6,495
Series 2004 C:
5% 2/1/28	15,000	15,549
5% 2/1/33 (FGIC Insured)	7,350	7,553
5.25% 2/1/14	6,000	6,756
Series 2007 B, 5% 11/1/15	3,000	3,389
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,361
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,157
5.25% 8/1/19	3,000	3,266
5.375% 2/1/15	3,000	3,300
Series C, 5.375% 2/1/17	1,000	1,071
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,386
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	$ 48,000	$ 48,645
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,079
Series C, 5% 12/15/19	6,500	7,180
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	100
6% 7/1/10 (Escrowed to Maturity) (d)	250	272
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,592
5.75% 7/1/13 (AMBAC Insured)	3,000	3,296
Series C, 7.5% 7/1/10	3,880	4,149
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,210
6% 7/1/21 (MBIA Insured)	2,500	3,032
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,544
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	25
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,715	2,820
5.85% 8/1/40	9,500	9,872
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	55	55
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,053
Series B, 6% 7/1/14	2,635	2,898
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,930	2,022
5% 7/1/14	2,510	2,627
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,346
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	816
5.5% 7/1/19 (AMBAC Insured)	1,705	1,844
5.5% 7/1/20 (AMBAC Insured)	860	930
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,680
5.75% 7/1/27 (MBIA Insured)	11,000	12,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	$ 2,000	$ 2,120
5% 5/1/21	1,315	1,371
5.5% 11/1/14 (MBIA Insured)	1,500	1,710
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,849
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,646
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,852
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	552
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	20,022
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,954
Series B, 7.5% 5/15/11	1,360	1,512
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,627
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,180
6% 7/1/15	1,160	1,245
6% 7/1/16	1,230	1,315
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	538
5.375% 7/1/16 (AMBAC Insured)	670	717
5.375% 7/1/17 (AMBAC Insured)	370	395
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,239
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,583
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,613
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,108
6% 10/1/29 (MBIA Insured)	5,600	6,255
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,689
5.25% 7/1/21 (MBIA Insured)	1,745	1,912
5.25% 7/1/22 (MBIA Insured)	1,835	1,998
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,172
Series A:
5% 7/1/08	1,000	1,011
5% 7/1/10	1,000	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/11	$ 1,365	$ 1,425
5% 7/1/12	1,530	1,603
5% 7/1/18	3,000	3,298
5% 7/1/39	16,505	17,019
5.5% 5/15/20 (AMBAC Insured)	13,000	15,041
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,394
6%, tender 5/15/12 (b)	11,000	12,357
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	546
Series C:
5.25% 7/15/16	2,340	2,561
5.25% 7/15/17	2,410	2,630
Series D:
5% 6/15/20	20,150	21,387
5.125% 6/15/31	6,900	7,152
5.375% 6/15/19	5,250	5,700
Series G, 5.25% 10/15/20	1,255	1,327
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,003
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,874
5.25% 11/15/16	3,770	4,150
Series I:
5.25% 9/15/15	2,085	2,302
5.25% 9/15/17	2,395	2,621
Series 2004 D, 5% 2/15/34	12,150	12,608
Series B:
5.5% 10/15/20	3,805	4,519
5.5% 10/15/21	3,985	4,712
Series C:
5% 6/15/19	815	827
5.25% 6/15/16	3,500	3,753
Series F:
4.875% 6/15/18	1,735	1,762
4.875% 6/15/20	2,175	2,207
5% 6/15/15	1,295	1,317
5.25% 6/15/13	1,575	1,605
Series I, 5% 6/15/24	2,000	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,223
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,204
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,979
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,605
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,483
5.5% 11/15/16 (AMBAC Insured)	1,000	1,100
5.5% 11/15/17 (AMBAC Insured)	1,000	1,095
5.5% 11/15/18 (AMBAC Insured)	1,700	1,851
5.5% 11/15/18 (AMBAC Insured)	2,000	2,339
5.5% 11/15/19 (FGIC Insured)	5,000	5,816
5.5% 11/15/20 (FSA Insured)	8,635	10,215
5.75% 11/15/32	10,000	10,655
Series B:
5% 11/15/26	8,185	8,492
5% 11/15/28	6,475	6,666
5% 11/15/35 (MBIA Insured)	3,300	3,400
5.25% 11/15/18 (FGIC Insured)	4,000	4,359
5.25% 11/15/18 (MBIA Insured)	7,000	8,064
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,389
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,680
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,323
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,057
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,912
5.25% 1/1/27 (FSA Insured)	4,370	4,685
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	11,006
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	60,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series A, 5.25% 3/15/24	$ 4,180	$ 4,579
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,737
5.5% 4/1/15	6,200	6,788
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	110	119
5.5%, tender 1/1/11 (b)	1,880	2,020
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,430
5.5% 3/15/22 (MBIA Insured)	5,000	5,779
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,671
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,670
5% 1/1/24 (FSA Insured)	5,975	6,429
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	121
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	118
7.5% 3/1/16 (MBIA Insured)	970	1,244
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	134
7.5% 3/1/17 (MBIA Insured)	1,100	1,436
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,082
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,129
Series B, 5.25% 12/1/32	680	664
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,115
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,462
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,205
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,471
5.25% 6/1/22 (AMBAC Insured)	5,300	5,627
5.5% 6/1/14	13,125	13,531
5.5% 6/1/15	6,700	7,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16	$ 17,500	$ 18,357
5.5% 6/1/17	7,000	7,455
5.5% 6/1/18 (MBIA Insured)	3,000	3,255
5.5% 6/1/19	4,600	5,003
Series C1:
5% 6/1/11	3,280	3,286
5.5% 6/1/14	3,000	3,093
5.5% 6/1/15	11,800	12,405
5.5% 6/1/16	10,000	10,673
5.5% 6/1/17	5,700	6,071
5.5% 6/1/18	3,800	4,094
5.5% 6/1/19	13,700	14,901
5.5% 6/1/20	16,000	17,347
5.5% 6/1/21	12,070	13,050
5.5% 6/1/22	9,700	10,458
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,542
Series 2002 A, 5.25% 1/1/19	1,100	1,171
Series 2005 A, 5.125% 1/1/22	5,290	5,542
Series A:
5% 1/1/32	3,010	3,078
5% 1/1/32 (MBIA Insured)	1,455	1,488
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,284
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,284
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,876
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	325	339
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,146
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,205	3,975
5.5% 11/15/19 (MBIA Insured)	1,000	1,168
		1,441,477
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,057
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	4,175	4,266
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,761
134th Series, 5% 1/15/39	10,000	10,257
138th Series, 5% 12/1/13 (FGIC Insured) (c)	4,500	4,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
85th Series, 5.375% 3/1/28	$ 6,205	$ 7,008
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,877
		43,145
Puerto Rico - 1.5%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.):
Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,587
Series A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,551
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,270
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,535	2,583
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,068
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,627
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,113
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,112
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,463
		22,374
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,477,032)	1,508,154
NET OTHER ASSETS - 1.0%	14,875
NET ASSETS - 100%	$ 1,523,029
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.847% with Citibank	Dec. 2018	$ 15,000	$ 525
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.4%
Special Tax	21.9%
Water & Sewer	13.0%
Transportation	8.9%
Education	6.3%
Others* (individually less than 5%)	11.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,477,032)		$ 1,508,154
Cash		1,292
Receivable for swap agreements		165
Receivable for fund shares sold		1,920
Interest receivable		18,052
Swap agreements, at value		525
Prepaid expenses		4
Other receivables		86
Total assets		1,530,198

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,161
Payable for fund shares redeemed	1,798
Distributions payable	1,347
Accrued management fee	459
Distribution fees payable	22
Other affiliated payables	333
Other payables and accrued expenses	49
Total liabilities		7,169

Net Assets		$ 1,523,029
Net Assets consist of:
Paid in capital		$ 1,490,136
Undistributed net investment income		162
Accumulated undistributed net realized gain (loss) on investments		1,084
Net unrealized appreciation (depreciation) on investments		31,647
Net Assets		$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,005 ÷ 1,015.7 shares)	$ 12.80

Maximum offering price per share (100/96.00 of $12.80)	$ 13.33
Class T: Net Asset Value and redemption price per share ($4,518 ÷ 352.6 shares)	$ 12.81

Maximum offering price per share (100/96.00 of $12.81)	$ 13.34
Class B: Net Asset Value and offering price per share ($8,037 ÷ 627.8 shares)A	$ 12.80

Class C: Net Asset Value and offering price per share ($15,538 ÷ 1,213.5 shares)A	$ 12.80

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,479,936 ÷ 115,551.5 shares)	$ 12.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,995 ÷ 155.9 shares)	$ 12.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2008

Investment Income
Interest		$ 62,010

Expenses
Management fee	$ 5,371
Transfer agent fees	1,032
Distribution fees	268
Accounting fees and expenses	281
Custodian fees and expenses	21
Independent trustees' compensation	5
Registration fees	78
Audit	59
Legal	16
Miscellaneous	12
Total expenses before reductions	7,143
Expense reductions	(355)	6,788
Net investment income		55,222
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,932
Futures contracts	2
Swap agreements	189
Total net realized gain (loss)		4,123
Change in net unrealized appreciation (depreciation) on: Investment securities	10,359
Swap agreements	471
Total change in net unrealized appreciation (depreciation)		10,830
Net gain (loss)		14,953
Net increase (decrease) in net assets resulting from operations		$ 70,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,222	$ 54,298
Net realized gain (loss)	4,123	7,178
Change in net unrealized appreciation (depreciation)	10,830	(7,995)
Net increase (decrease) in net assets resulting from operations	70,175	53,481
Distributions to shareholders from net investment income	(55,204)	(54,261)
Distributions to shareholders from net realized gain	(3,939)	(12,674)
Total distributions	(59,143)	(66,935)
Share transactions - net increase (decrease)	63,058	11,788
Redemption fees	18	5
Total increase (decrease) in net assets	74,108	(1,661)

Net Assets
Beginning of period	1,448,921	1,450,582
End of period (including undistributed net investment income of $162 and undistributed net investment income of $167, respectively)	$ 1,523,029	$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment income C	.446	.464	.483	.504	.524
Net realized and unrealized gain (loss)	.134	.002 D	(.227)	.101	.285
Total from investment operations	.580	.466	.256	.605	.809
Distributions from net investment income	(.446)	(.464)	(.481)	(.507)	(.523)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.480)	(.576)	(.606)	(.685)	(.809)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total Return A, B	4.67%	3.72%	2.00%	4.72%	6.25%
Ratios to Average Net Assets E
Expenses before reductions	.73%	.66%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.73%	.66%	.67%	.68%	.67%
Expenses net of all reductions	.70%	.63%	.64%	.67%	.66%
Net investment income	3.52%	3.65%	3.73%	3.85%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 11	$ 6	$ 6	$ 5
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment income C	.446	.455	.472	.494	.509
Net realized and unrealized gain (loss)	.134	.001 D	(.217)	.090	.296
Total from investment operations	.580	.456	.255	.584	.805
Distributions from net investment income	(.446)	(.454)	(.470)	(.496)	(.509)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.480)	(.566)	(.595)	(.674)	(.795)
Redemption fees added to paid in captialC, F	-	-	-	-	-
Net asset value, end of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total Return A, B	4.67%	3.64%	1.99%	4.55%	6.21%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.74%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.74%	.75%	.76%	.78%
Expenses net of all reductions	.70%	.71%	.72%	.75%	.77%
Net investment income	3.53%	3.57%	3.65%	3.77%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 2	$ 2
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment income C	.358	.366	.384	.405	.423
Net realized and unrealized gain (loss)	.134	.002 D	(.227)	.100	.286
Total from investment operations	.492	.368	.157	.505	.709
Distributions from net investment income	(.358)	(.366)	(.382)	(.407)	(.423)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.392)	(.478)	(.507)	(.585)	(.709)
Redemption fees added to paid in captialC, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total Return A, B	3.95%	2.93%	1.22%	3.93%	5.45%
Ratios to Average Net Assets E
Expenses before reductions	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of fee waivers, if any	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of all reductions	1.40%	1.40%	1.41%	1.43%	1.41%
Net investment income	2.83%	2.88%	2.96%	3.09%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 10	$ 10	$ 10
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeC	.347	.355	.373	.394	.410
Net realized and unrealized gain (loss)	.134	.002D	(.228)	.100	.286
Total from investment operations	.481	.357	.145	.494	.696
Distributions from net investment income	(.347)	(.355)	(.370)	(.396)	(.410)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.381)	(.467)	(.495)	(.574)	(.696)
Redemption fees added to paid in capitalC, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnA, B	3.86%	2.84%	1.14%	3.84%	5.35%
Ratios to Average Net AssetsE
Expenses before reductions	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of all reductions	1.48%	1.49%	1.49%	1.51%	1.51%
Net investment income	2.74%	2.79%	2.88%	3.01%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 20	$ 16	$ 13
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeB	.479	.488	.508	.530	.549
Net realized and unrealized gain (loss)	.134	.001C	(.217)	.091	.295
Total from investment operations	.613	.489	.291	.621	.844
Distributions from net investment income	(.479)	(.487)	(.506)	(.533)	(.548)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.513)	(.599)	(.631)	(.711)	(.834)
Redemption fees added to paid in captialB, E	-	-	-	-	-
Net asset value, end of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnA	4.94%	3.91%	2.27%	4.84%	6.52%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44%	.45%	.45%	.47%	.48%
Net investment income	3.78%	3.83%	3.92%	4.05%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 1,407	$ 1,411	$ 1,406	$ 1,428
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeB	.479	.487	.506	.523	.550
Net realized and unrealized gain (loss)	.133	.002C	(.227)	.092	.296
Total from investment operations	.612	.489	.279	.615	.846
Distributions from net investment income	(.478)	(.487)	(.504)	(.527)	(.550)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.512)	(.599)	(.629)	(.705)	(.836)
Redemption fees added to paid in captialB, E	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Total ReturnA	4.94%	3.91%	2.18%	4.80%	6.53%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.49%	.53%	.47%
Expenses net of fee waivers, if any	.47%	.48%	.49%	.53%	.47%
Expenses net of all reductions	.44%	.45%	.46%	.52%	.47%
Net investment income	3.78%	3.83%	3.91%	4.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,995	$ 1,195	$ 898	$ 284	$ 161
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, market discount and deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 36,407
Unrealized depreciation	(4,595)
Net unrealized appreciation (depreciation)	$ 31,812
Undistributed long-term capital gain	737

Cost for federal income tax purposes	$ 1,476,342

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	$ 55,204	$ 54,261
Ordinary Income	-	228
Long-term Capital Gains	3,939	12,446
Total	$ 59,143	$ 66,935

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,452 and $186,912, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27	$ 1
Class T	0%	.25%	12	-
Class B	.65%	.25%	77	56
Class C	.75%	.25%	152	21
			$ 268	$ 78

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares(4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	16
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for New York Municipal Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.10
Class T	4.07
Class B	10.12
Class C	17.11
New York Municipal Income	989.07
Institutional Class	1.07
	$ 1,032

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $21 and $239, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
New York Municipal Income	88
$ 90

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008	2007
From net investment income
Class A	$ 404	$ 289
Class T	169	111
Class B	241	271
Class C	418	518
New York Municipal Income	53,927	53,028
Institutional Class	45	44
Total	$ 55,204	$ 54,261

Annual Report

9. Distributions to Shareholders - continued

Years ended January 31,	2008	2007
From net realized gain
Class A	$ 31	$ 71
Class T	13	28
Class B	23	83
Class C	42	166
New York Municipal Income	3,827	12,317
Institutional Class	3	9
Total	$ 3,939	$ 12,674

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2008	2007	2008	2007
Class A
Shares sold	279	459	$ 3,563	$ 5,851
Reinvestment of distributions	24	24	303	304
Shares redeemed	(180)	(65)	(2,273)	(826)
Net increase (decrease)	123	418	$ 1,593	$ 5,329
Class T
Shares sold	164	84	$ 2,098	$ 1,063
Reinvestment of distributions	11	9	134	116
Shares redeemed	(112)	(39)	(1,425)	(500)
Net increase (decrease)	63	54	$ 807	$ 679
Class B
Shares sold	48	59	$ 605	$ 765
Reinvestment of distributions	15	20	193	250
Shares redeemed	(148)	(119)	(1,883)	(1,517)
Net increase (decrease)	(85)	(40)	$ (1,085)	$ (502)
Class C
Shares sold	323	197	$ 4,095	$ 2,511
Reinvestment of distributions	19	29	240	363
Shares redeemed	(407)	(527)	(5,157)	(6,693)
Net increase (decrease)	(65)	(301)	$ (822)	$ (3,819)
New York Municipal Income
Shares sold	24,396	20,460	$ 309,298	$ 260,329
Reinvestment of distributions	3,308	3,821	41,932	48,699
Shares redeemed	(22,904)	(23,584)	(289,467)	(299,228)
Net increase (decrease)	4,800	697	$ 61,763	$ 9,800
Institutional Class
Shares sold	130	50	$ 1,658	$ 634
Reinvestment of distributions	3	3	36	42
Shares redeemed	(71)	(29)	(892)	(375)
Net increase (decrease)	62	24	$ 802	$ 301

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	03/10/08	03/07/08	$0.007
Class T	03/10/08	03/07/08	$0.007
Class B	03/10/08	03/07/08	$0.007
Class C	03/10/08	03/07/08	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008 $3,812,230 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 1.39% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-UANN-0308
1.789705.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
New York Municipal Income
Fund - Institutional Class

Annual Report

January 31, 2008

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.94%	4.46%	5.12%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of New York Municipal Income, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on January 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund

Municipal bonds posted lackluster returns during the 12-month period ending January 31, 2008, hamstrung by market volatility stemming from the subprime mortgage market crisis and concerns over bond insurers. While the subprime crisis initially was centered in the taxable bond market, it spilled into the muni market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity when the costs of hedging those positions rose. Lower-quality municipals came under pressure as muni funds that invest in them experienced outflows. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers from their guarantees of securities backed by such mortgages. Munis rallied strongly in the final weeks of the period, bolstered by falling interest rates and strong demand from value-seeking investors. During the 12-month period, the Lehman Brothers® Municipal Bond Index returned 4.93% and the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 8.81%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 4.67%, 4.67%, 3.95% and 3.86%, respectively (excluding sales charges), and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 4.92%. The fund's relative performance was helped by its smaller-than-index stake in lower-quality investment-grade bonds, which lagged amid a growing aversion to riskier assets. Underweighting New York City bonds, which faltered in response to concerns about a potential slowdown in the city's economy - and unenhanced tobacco bonds - which suffered from an abundance of supply and diminished demand for riskier bonds - also helped. Advantageous yield-curve positioning, which refers to my decision to overweight intermediate-maturity bonds and underweight longer-term bonds relative to the index, was another factor aiding relative returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate moves on the fund's relative performance was neutralized. In contrast, my modest stake in insured Puerto Rico bonds - which are free from state and federal taxes - proved detrimental. They came under pressure due to worries about the U.S. territory's deteriorating credit and concerns about muni bonds insurers, some of which insure Puerto Rico bonds.

During the past year, the fund's Institutional Class shares gained 4.94% and the Lehman Brothers New York 4 Plus Year Enhanced Municipal Bond Index rose 4.92%. The fund's relative performance was helped by its smaller-than-index stake in lower-quality investment-grade bonds, which lagged amid a growing aversion to riskier assets. Underweighting New York City bonds, which faltered in response to concerns about a potential slowdown in the city's economy - and unenhanced tobacco bonds - which suffered from an abundance of supply and diminished demand for riskier bonds - also helped. Advantageous yield-curve positioning, which refers to my decision to overweight intermediate-maturity bonds and underweight longer-term bonds relative to the index, was another factor aiding relative returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate moves on the fund's relative performance was neutralized. In contrast, my modest stake in insured Puerto Rico bonds - which are free from state and federal taxes - proved detrimental. They came under pressure due to worries about the U.S. territory's deteriorating credit and concerns about muni bonds insurers, some of which insure Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 1,036.80	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.58	$ 3.67
Class T
Actual	$ 1,000.00	$ 1,036.80	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.62
Class B
Actual	$ 1,000.00	$ 1,034.10	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class C
Actual	$ 1,000.00	$ 1,032.80	$ 7.63
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
New York Municipal Income
Actual	$ 1,000.00	$ 1,038.90	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class
Actual	$ 1,000.00	$ 1,039.00	$ 2.36
HypotheticalA	$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.72%
Class T	.71%
Class B	1.40%
Class C	1.49%
New York Municipal Income	.46%
Institutional Class	.46%

Annual Report

Investment Changes

Top Five Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.4	39.8
Special Tax	21.9	20.9
Water & Sewer	13.0	13.6
Transportation	8.9	7.9
Education	6.3	5.2
Weighted Average Maturity as of January 31, 2008
		6 months ago
Years	6.9	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of January 31, 2008
6 months ago
Years	7.4	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2008	As of July 31, 2007
AAA 59.2%	AAA 58.3%
AA,A 37.5%	AA,A 38.7%
BBB 1.6%	BBB 1.4%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,158
New York - 94.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,182
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,228
5.25% 11/1/17	1,400	1,554
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,331
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	539
Series A2, 5% 8/1/11	750	801
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,805
5% 9/1/16 (FGIC Insured)	1,680	1,788
5% 9/1/17 (FGIC Insured)	1,000	1,059
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,893
5.75% 5/1/19 (FSA Insured)	1,500	1,659
5.75% 5/1/20 (FSA Insured)	1,400	1,547
5.75% 5/1/21 (FSA Insured)	1,755	1,940
5.75% 5/1/22 (FSA Insured)	4,900	5,414
5.75% 5/1/23 (FSA Insured)	1,000	1,105
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,823
5.75% 5/1/19 (FSA Insured)	5,000	5,685
5.75% 5/1/23 (FSA Insured)	9,620	10,743
5.75% 5/1/25 (FSA Insured)	2,000	2,223
5.75% 5/1/26 (FSA Insured)	8,985	9,944
Series A, 5.75% 5/1/27 (FSA Insured)	5,000	5,625
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,714
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,103
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5%, tender 6/1/10 (b)	7,000	7,038
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series B, 5% 12/1/35	$ 3,000	$ 3,010
Series C, 5% 9/1/35	5,000	5,017
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,861
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	160	164
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,351
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,251
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,244
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,262
5.5% 7/1/23 (MBIA Insured)	5,000	5,375
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,082
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,563
5% 8/1/13	1,650	1,709
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,062
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	100	102
Series 2001 B, 5.875% 11/1/11	700	724
Series 2001 C, 5.625% 11/1/10	395	399
Series 2001 D, 5.625% 11/1/10	1,225	1,307
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,249
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,278
Series 2000 A, 6.5% 5/15/11	195	214
Series 2002 A, 5.75% 8/1/14	5,000	5,560
Series 2002 B, 5.75% 8/1/15	3,500	3,883
Series 2002 C, 5.5% 8/1/13	10,500	11,662
Series 2003 A:
5.5% 8/1/14	3,205	3,575
5.5% 8/1/20 (MBIA Insured)	7,000	7,664
Series 2003 E, 5.25% 8/1/14	3,390	3,730
Series 2004 B, 5.25% 8/1/15	9,855	10,951
Series 2005 F, 5.25% 8/1/12	2,000	2,158
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/15	$ 8,220	$ 9,077
5.25% 8/1/16	9,010	10,110
5.625% 8/1/13 (MBIA Insured)	3,000	3,334
Series A:
5% 8/1/19	3,000	3,204
5.25% 11/1/14 (MBIA Insured)	1,350	1,466
Series B:
5.75% 8/1/14	3,000	3,336
6.5% 8/15/11	1,000	1,126
Series C, 5% 1/1/15	7,000	7,688
Series D, 5.25% 8/1/13	135	137
Series D1, 5.125% 12/1/23	5,000	5,303
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,752
Series I-1, 5% 4/1/17	7,215	7,886
Series J:
5.5% 6/1/18 (MBIA Insured)	3,575	3,928
5.5% 6/1/19	2,395	2,643
Series O, 5% 6/1/22	5,000	5,227
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,351
5.5% 6/1/20 (AMBAC Insured)	6,000	6,553
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,843
5.5% 2/15/17 (FSA Insured)	3,000	3,260
5.5% 2/15/18 (FSA Insured)	2,500	2,714
5.5% 2/15/19 (FSA Insured)	1,250	1,350
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	537
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,361
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,750	1,761
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,082
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,095
Series 2003 E, 5% 6/15/34	2,000	2,048
Series 2005 D:
5% 6/15/37	16,090	16,578
5% 6/15/38	20,050	20,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/39	$ 2,800	$ 2,883
Series A:
5% 6/15/32	5,000	5,104
5.125% 6/15/34 (MBIA Insured)	4,200	4,335
5.375% 6/15/15 (FGIC Insured)	7,000	7,642
Series D, 5% 6/15/39 (AMBAC Insured)	3,755	3,862
Series E, 5% 6/15/38	2,975	3,044
Series G:
5.125% 6/15/32	3,000	3,074
5.125% 6/15/32 (FGIC Insured)	4,750	4,865
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,080
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,187
Series 2003 D:
5% 2/1/31	20,025	20,612
5.25% 2/1/17 (MBIA Insured)	9,385	10,247
5.25% 2/1/19 (MBIA Insured)	8,075	8,717
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,944
5.25% 2/1/17 (FGIC Insured)	5,975	6,495
Series 2004 C:
5% 2/1/28	15,000	15,549
5% 2/1/33 (FGIC Insured)	7,350	7,553
5.25% 2/1/14	6,000	6,756
Series 2007 B, 5% 11/1/15	3,000	3,389
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,361
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	25	27
Series B:
5% 8/1/32	5,000	5,157
5.25% 8/1/19	3,000	3,266
5.375% 2/1/15	3,000	3,300
Series C, 5.375% 2/1/17	1,000	1,071
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,386
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	$ 48,000	$ 48,645
New York Dorm. Auth. Personal Income Tax Rev.:
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,079
Series C, 5% 12/15/19	6,500	7,180
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	95	100
6% 7/1/10 (Escrowed to Maturity) (d)	250	272
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,592
5.75% 7/1/13 (AMBAC Insured)	3,000	3,296
Series C, 7.5% 7/1/10	3,880	4,149
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,210
6% 7/1/21 (MBIA Insured)	2,500	3,032
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,544
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	25
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,715	2,820
5.85% 8/1/40	9,500	9,872
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	55	55
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,053
Series B, 6% 7/1/14	2,635	2,898
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,930	2,022
5% 7/1/14	2,510	2,627
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,346
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	816
5.5% 7/1/19 (AMBAC Insured)	1,705	1,844
5.5% 7/1/20 (AMBAC Insured)	860	930
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,680
5.75% 7/1/27 (MBIA Insured)	11,000	12,953
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	$ 2,000	$ 2,120
5% 5/1/21	1,315	1,371
5.5% 11/1/14 (MBIA Insured)	1,500	1,710
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,849
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,646
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,852
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	552
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (MBIA Insured)	18,915	20,022
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,954
Series B, 7.5% 5/15/11	1,360	1,512
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,627
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,180
6% 7/1/15	1,160	1,245
6% 7/1/16	1,230	1,315
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	538
5.375% 7/1/16 (AMBAC Insured)	670	717
5.375% 7/1/17 (AMBAC Insured)	370	395
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,239
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,583
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,613
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,108
6% 10/1/29 (MBIA Insured)	5,600	6,255
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,689
5.25% 7/1/21 (MBIA Insured)	1,745	1,912
5.25% 7/1/22 (MBIA Insured)	1,835	1,998
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,172
Series A:
5% 7/1/08	1,000	1,011
5% 7/1/10	1,000	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series A:
5% 7/1/11	$ 1,365	$ 1,425
5% 7/1/12	1,530	1,603
5% 7/1/18	3,000	3,298
5% 7/1/39	16,505	17,019
5.5% 5/15/20 (AMBAC Insured)	13,000	15,041
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,394
6%, tender 5/15/12 (b)	11,000	12,357
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	546
Series C:
5.25% 7/15/16	2,340	2,561
5.25% 7/15/17	2,410	2,630
Series D:
5% 6/15/20	20,150	21,387
5.125% 6/15/31	6,900	7,152
5.375% 6/15/19	5,250	5,700
Series G, 5.25% 10/15/20	1,255	1,327
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	5,003
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,874
5.25% 11/15/16	3,770	4,150
Series I:
5.25% 9/15/15	2,085	2,302
5.25% 9/15/17	2,395	2,621
Series 2004 D, 5% 2/15/34	12,150	12,608
Series B:
5.5% 10/15/20	3,805	4,519
5.5% 10/15/21	3,985	4,712
Series C:
5% 6/15/19	815	827
5.25% 6/15/16	3,500	3,753
Series F:
4.875% 6/15/18	1,735	1,762
4.875% 6/15/20	2,175	2,207
5% 6/15/15	1,295	1,317
5.25% 6/15/13	1,575	1,605
Series I, 5% 6/15/24	2,000	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 191
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,223
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,204
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A, 5.25% 9/15/16 (MBIA Insured)	1,780	1,979
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,605
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,483
5.5% 11/15/16 (AMBAC Insured)	1,000	1,100
5.5% 11/15/17 (AMBAC Insured)	1,000	1,095
5.5% 11/15/18 (AMBAC Insured)	1,700	1,851
5.5% 11/15/18 (AMBAC Insured)	2,000	2,339
5.5% 11/15/19 (FGIC Insured)	5,000	5,816
5.5% 11/15/20 (FSA Insured)	8,635	10,215
5.75% 11/15/32	10,000	10,655
Series B:
5% 11/15/26	8,185	8,492
5% 11/15/28	6,475	6,666
5% 11/15/35 (MBIA Insured)	3,300	3,400
5.25% 11/15/18 (FGIC Insured)	4,000	4,359
5.25% 11/15/18 (MBIA Insured)	7,000	8,064
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,389
New York Pwr. Auth. Series A, 5.25% 11/15/40	25,860	26,680
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,323
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,057
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,912
5.25% 1/1/27 (FSA Insured)	4,370	4,685
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	11,006
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	60,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series A, 5.25% 3/15/24	$ 4,180	$ 4,579
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,737
5.5% 4/1/15	6,200	6,788
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	110	119
5.5%, tender 1/1/11 (b)	1,880	2,020
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,430
5.5% 3/15/22 (MBIA Insured)	5,000	5,779
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,671
Series A:
5% 1/1/23 (FSA Insured)	6,165	6,670
5% 1/1/24 (FSA Insured)	5,975	6,429
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	105
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	121
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	118
7.5% 3/1/16 (MBIA Insured)	970	1,244
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	134
7.5% 3/1/17 (MBIA Insured)	1,100	1,436
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,082
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series A, 5% 12/1/10	1,095	1,129
Series B, 5.25% 12/1/32	680	664
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	1,005	1,115
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,462
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,205
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,471
5.25% 6/1/22 (AMBAC Insured)	5,300	5,627
5.5% 6/1/14	13,125	13,531
5.5% 6/1/15	6,700	7,043
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/16	$ 17,500	$ 18,357
5.5% 6/1/17	7,000	7,455
5.5% 6/1/18 (MBIA Insured)	3,000	3,255
5.5% 6/1/19	4,600	5,003
Series C1:
5% 6/1/11	3,280	3,286
5.5% 6/1/14	3,000	3,093
5.5% 6/1/15	11,800	12,405
5.5% 6/1/16	10,000	10,673
5.5% 6/1/17	5,700	6,071
5.5% 6/1/18	3,800	4,094
5.5% 6/1/19	13,700	14,901
5.5% 6/1/20	16,000	17,347
5.5% 6/1/21	12,070	13,050
5.5% 6/1/22	9,700	10,458
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,320	3,542
Series 2002 A, 5.25% 1/1/19	1,100	1,171
Series 2005 A, 5.125% 1/1/22	5,290	5,542
Series A:
5% 1/1/32	3,010	3,078
5% 1/1/32 (MBIA Insured)	1,455	1,488
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,284
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,284
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,876
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	325	339
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,146
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,205	3,975
5.5% 11/15/19 (MBIA Insured)	1,000	1,168
		1,441,477
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,057
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	4,175	4,266
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,761
134th Series, 5% 1/15/39	10,000	10,257
138th Series, 5% 12/1/13 (FGIC Insured) (c)	4,500	4,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
85th Series, 5.375% 3/1/28	$ 6,205	$ 7,008
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,877
		43,145
Puerto Rico - 1.5%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.):
Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,587
Series A, 5.5% 7/1/19 (MBIA Insured)	5,000	5,551
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,270
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,535	2,583
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,068
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,627
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,113
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,112
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,463
		22,374
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,477,032)	1,508,154
NET OTHER ASSETS - 1.0%	14,875
NET ASSETS - 100%	$ 1,523,029
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.847% with Citibank	Dec. 2018	$ 15,000	$ 525
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.4%
Special Tax	21.9%
Water & Sewer	13.0%
Transportation	8.9%
Education	6.3%
Others* (individually less than 5%)	11.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,477,032)		$ 1,508,154
Cash		1,292
Receivable for swap agreements		165
Receivable for fund shares sold		1,920
Interest receivable		18,052
Swap agreements, at value		525
Prepaid expenses		4
Other receivables		86
Total assets		1,530,198

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,161
Payable for fund shares redeemed	1,798
Distributions payable	1,347
Accrued management fee	459
Distribution fees payable	22
Other affiliated payables	333
Other payables and accrued expenses	49
Total liabilities		7,169

Net Assets		$ 1,523,029
Net Assets consist of:
Paid in capital		$ 1,490,136
Undistributed net investment income		162
Accumulated undistributed net realized gain (loss) on investments		1,084
Net unrealized appreciation (depreciation) on investments		31,647
Net Assets		$ 1,523,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,005 ÷ 1,015.7 shares)	$ 12.80

Maximum offering price per share (100/96.00 of $12.80)	$ 13.33
Class T: Net Asset Value and redemption price per share ($4,518 ÷ 352.6 shares)	$ 12.81

Maximum offering price per share (100/96.00 of $12.81)	$ 13.34
Class B: Net Asset Value and offering price per share ($8,037 ÷ 627.8 shares)A	$ 12.80

Class C: Net Asset Value and offering price per share ($15,538 ÷ 1,213.5 shares)A	$ 12.80

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,479,936 ÷ 115,551.5 shares)	$ 12.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,995 ÷ 155.9 shares)	$ 12.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2008

Investment Income
Interest		$ 62,010

Expenses
Management fee	$ 5,371
Transfer agent fees	1,032
Distribution fees	268
Accounting fees and expenses	281
Custodian fees and expenses	21
Independent trustees' compensation	5
Registration fees	78
Audit	59
Legal	16
Miscellaneous	12
Total expenses before reductions	7,143
Expense reductions	(355)	6,788
Net investment income		55,222
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,932
Futures contracts	2
Swap agreements	189
Total net realized gain (loss)		4,123
Change in net unrealized appreciation (depreciation) on: Investment securities	10,359
Swap agreements	471
Total change in net unrealized appreciation (depreciation)		10,830
Net gain (loss)		14,953
Net increase (decrease) in net assets resulting from operations		$ 70,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,222	$ 54,298
Net realized gain (loss)	4,123	7,178
Change in net unrealized appreciation (depreciation)	10,830	(7,995)
Net increase (decrease) in net assets resulting from operations	70,175	53,481
Distributions to shareholders from net investment income	(55,204)	(54,261)
Distributions to shareholders from net realized gain	(3,939)	(12,674)
Total distributions	(59,143)	(66,935)
Share transactions - net increase (decrease)	63,058	11,788
Redemption fees	18	5
Total increase (decrease) in net assets	74,108	(1,661)

Net Assets
Beginning of period	1,448,921	1,450,582
End of period (including undistributed net investment income of $162 and undistributed net investment income of $167, respectively)	$ 1,523,029	$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment income C	.446	.464	.483	.504	.524
Net realized and unrealized gain (loss)	.134	.002 D	(.227)	.101	.285
Total from investment operations	.580	.466	.256	.605	.809
Distributions from net investment income	(.446)	(.464)	(.481)	(.507)	(.523)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.480)	(.576)	(.606)	(.685)	(.809)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total Return A, B	4.67%	3.72%	2.00%	4.72%	6.25%
Ratios to Average Net Assets E
Expenses before reductions	.73%	.66%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.73%	.66%	.67%	.68%	.67%
Expenses net of all reductions	.70%	.63%	.64%	.67%	.66%
Net investment income	3.52%	3.65%	3.73%	3.85%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 11	$ 6	$ 6	$ 5
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment income C	.446	.455	.472	.494	.509
Net realized and unrealized gain (loss)	.134	.001 D	(.217)	.090	.296
Total from investment operations	.580	.456	.255	.584	.805
Distributions from net investment income	(.446)	(.454)	(.470)	(.496)	(.509)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.480)	(.566)	(.595)	(.674)	(.795)
Redemption fees added to paid in captialC, F	-	-	-	-	-
Net asset value, end of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total Return A, B	4.67%	3.64%	1.99%	4.55%	6.21%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.74%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.74%	.75%	.76%	.78%
Expenses net of all reductions	.70%	.71%	.72%	.75%	.77%
Net investment income	3.53%	3.57%	3.65%	3.77%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 2	$ 2
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment income C	.358	.366	.384	.405	.423
Net realized and unrealized gain (loss)	.134	.002 D	(.227)	.100	.286
Total from investment operations	.492	.368	.157	.505	.709
Distributions from net investment income	(.358)	(.366)	(.382)	(.407)	(.423)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.392)	(.478)	(.507)	(.585)	(.709)
Redemption fees added to paid in captialC, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total Return A, B	3.95%	2.93%	1.22%	3.93%	5.45%
Ratios to Average Net Assets E
Expenses before reductions	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of fee waivers, if any	1.42%	1.43%	1.43%	1.44%	1.42%
Expenses net of all reductions	1.40%	1.40%	1.41%	1.43%	1.41%
Net investment income	2.83%	2.88%	2.96%	3.09%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 10	$ 10	$ 10
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Income from Investment Operations
Net investment incomeC	.347	.355	.373	.394	.410
Net realized and unrealized gain (loss)	.134	.002D	(.228)	.100	.286
Total from investment operations	.481	.357	.145	.494	.696
Distributions from net investment income	(.347)	(.355)	(.370)	(.396)	(.410)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.381)	(.467)	(.495)	(.574)	(.696)
Redemption fees added to paid in capitalC, F	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.24
Total ReturnA, B	3.86%	2.84%	1.14%	3.84%	5.35%
Ratios to Average Net AssetsE
Expenses before reductions	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.52%	1.51%
Expenses net of all reductions	1.48%	1.49%	1.49%	1.51%	1.51%
Net investment income	2.74%	2.79%	2.88%	3.01%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 16	$ 20	$ 16	$ 13
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeB	.479	.488	.508	.530	.549
Net realized and unrealized gain (loss)	.134	.001C	(.217)	.091	.295
Total from investment operations	.613	.489	.291	.621	.844
Distributions from net investment income	(.479)	(.487)	(.506)	(.533)	(.548)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.513)	(.599)	(.631)	(.711)	(.834)
Redemption fees added to paid in captialB, E	-	-	-	-	-
Net asset value, end of period	$ 12.81	$ 12.71	$ 12.82	$ 13.16	$ 13.25
Total ReturnA	4.94%	3.91%	2.27%	4.84%	6.52%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.44%	.45%	.45%	.47%	.48%
Net investment income	3.78%	3.83%	3.92%	4.05%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 1,480	$ 1,407	$ 1,411	$ 1,406	$ 1,428
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Income from Investment Operations
Net investment incomeB	.479	.487	.506	.523	.550
Net realized and unrealized gain (loss)	.133	.002C	(.227)	.092	.296
Total from investment operations	.612	.489	.279	.615	.846
Distributions from net investment income	(.478)	(.487)	(.504)	(.527)	(.550)
Distributions from net realized gain	(.034)	(.112)	(.125)	(.178)	(.286)
Total distributions	(.512)	(.599)	(.629)	(.705)	(.836)
Redemption fees added to paid in captialB, E	-	-	-	-	-
Net asset value, end of period	$ 12.80	$ 12.70	$ 12.81	$ 13.16	$ 13.25
Total ReturnA	4.94%	3.91%	2.18%	4.80%	6.53%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.49%	.53%	.47%
Expenses net of fee waivers, if any	.47%	.48%	.49%	.53%	.47%
Expenses net of all reductions	.44%	.45%	.46%	.52%	.47%
Net investment income	3.78%	3.83%	3.91%	4.00%	4.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,995	$ 1,195	$ 898	$ 284	$ 161
Portfolio turnover rate	13%	23%	28%	22%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, market discount and deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 36,407
Unrealized depreciation	(4,595)
Net unrealized appreciation (depreciation)	$ 31,812
Undistributed long-term capital gain	737

Cost for federal income tax purposes	$ 1,476,342

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Tax-exempt Income	$ 55,204	$ 54,261
Ordinary Income	-	228
Long-term Capital Gains	3,939	12,446
Total	$ 59,143	$ 66,935

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,452 and $186,912, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27	$ 1
Class T	0%	.25%	12	-
Class B	.65%	.25%	77	56
Class C	.75%	.25%	152	21
			$ 268	$ 78

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares(4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9
Class T	1
Class B*	16
Class C*	1
$ 27

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for New York Municipal Income. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 11.10
Class T	4.07
Class B	10.12
Class C	17.11
New York Municipal Income	989.07
Institutional Class	1.07
	$ 1,032

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $21 and $239, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
New York Municipal Income	88
$ 90

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008	2007
From net investment income
Class A	$ 404	$ 289
Class T	169	111
Class B	241	271
Class C	418	518
New York Municipal Income	53,927	53,028
Institutional Class	45	44
Total	$ 55,204	$ 54,261

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders - continued

Years ended January 31,	2008	2007
From net realized gain
Class A	$ 31	$ 71
Class T	13	28
Class B	23	83
Class C	42	166
New York Municipal Income	3,827	12,317
Institutional Class	3	9
Total	$ 3,939	$ 12,674

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2008	2007	2008	2007
Class A
Shares sold	279	459	$ 3,563	$ 5,851
Reinvestment of distributions	24	24	303	304
Shares redeemed	(180)	(65)	(2,273)	(826)
Net increase (decrease)	123	418	$ 1,593	$ 5,329
Class T
Shares sold	164	84	$ 2,098	$ 1,063
Reinvestment of distributions	11	9	134	116
Shares redeemed	(112)	(39)	(1,425)	(500)
Net increase (decrease)	63	54	$ 807	$ 679
Class B
Shares sold	48	59	$ 605	$ 765
Reinvestment of distributions	15	20	193	250
Shares redeemed	(148)	(119)	(1,883)	(1,517)
Net increase (decrease)	(85)	(40)	$ (1,085)	$ (502)
Class C
Shares sold	323	197	$ 4,095	$ 2,511
Reinvestment of distributions	19	29	240	363
Shares redeemed	(407)	(527)	(5,157)	(6,693)
Net increase (decrease)	(65)	(301)	$ (822)	$ (3,819)
New York Municipal Income
Shares sold	24,396	20,460	$ 309,298	$ 260,329
Reinvestment of distributions	3,308	3,821	41,932	48,699
Shares redeemed	(22,904)	(23,584)	(289,467)	(299,228)
Net increase (decrease)	4,800	697	$ 61,763	$ 9,800
Institutional Class
Shares sold	130	50	$ 1,658	$ 634
Reinvestment of distributions	3	3	36	42
Shares redeemed	(71)	(29)	(892)	(375)
Net increase (decrease)	62	24	$ 802	$ 301

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 17, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity New York Municipal Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	03/10/08	03/07/08	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008 $2,812,230, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the fund's income dividends was free from federal income tax, and 1.39% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-UANN-0308
1.789706.105

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, January 31, 2008, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity New York Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity New York Municipal Income Fund	$46,000	$43,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2008A	2007A
Fidelity New York Municipal Income Fund	$4,500	$4,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A	2007A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2008A	2007A
Fidelity New York Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2008A	2007A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate fees billed by Deloitte Entities of $675,000A and $720,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A,B
Covered Services	$5,000	$5,000
Non-Covered Services	$670,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 28, 2008